Derivative Financial Instruments - Fair Value and Notional Amounts of Derivative Instruments (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Notional amounts
Total derivative liabilities	$ (86.5)	$ (9.7)
Fair value
Fair value	(1.3)	(1.1)
Forwards
Notional amounts
Total derivative liabilities	(86.5)	(9.7)
Fair value
Fair value	$ (1.3)	$ (1.1)